Summary of Changes in Fair Value of Company's Level 3 Liabilities Measured on Recurring Basis (Detail) (Inventergy Inc [Member], USD $)	12 Months Ended
Dec. 31, 2013
Series A Preferred Stock [Member]
Balance beginning	$ 0
Fair value at issuance	548,465
Change in fair value	(491,539)
Balance ending	56,926
Promissory Note Payable [Member]
Balance beginning	0
Fair value at issuance	582,903
Change in fair value	(47,928)
Balance ending	$ 534,975